Carnival Corporation & PLC Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016
OPERATING ACTIVITIES
Net Income	$ 3,152	$ 2,606	$ 2,779
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization	2,017	1,846	1,738
Impairments	16	392	0
(Gains) losses on fuel derivatives, net	(59)	(35)	47
Share-based compensation	65	63	55
Other, net	(6)	51	71
Adjustments to reconcile net income to net cash provided by operating activities	5,186	4,923	4,690
Changes in operating assets and liabilities
Receivables	(58)	6	(22)
Inventories	(67)	(49)	1
Prepaid expenses and other	74	(13)	11
Accounts payable	(24)	21	109
Accrued and other liabilities	(100)	73	(21)
Customer deposits	539	361	366
Net cash provided by operating activities	5,549	5,322	5,134
INVESTING ACTIVITIES
Purchases of property and equipment	(3,749)	(2,944)	(3,062)
Proceeds from sales of ships	389	0	26
Payments of fuel derivative settlements	(39)	(203)	(291)
Other, net	(102)	58	4
Net cash used in investing activities	(3,502)	(3,089)	(3,323)
FINANCING ACTIVITIES
Proceeds from (repayments of) short-term borrowings, net	417	(29)	447
Principal repayments of long-term debt	(1,556)	(1,227)	(1,278)
Proceeds from issuance of long-term debt	2,542	467	1,542
Dividends paid	(1,355)	(1,087)	(977)
Purchases of treasury stock	(1,468)	(552)	(2,340)
Sales of treasury stock	0	0	40
Other, net	(39)	(24)	(25)
Net cash used in financing activities	(1,460)	(2,452)	(2,591)
Effect of exchange rate changes on cash and cash equivalents	(1)	11	(12)
Net increase (decrease) in cash and cash equivalents	587	(208)	(792)
Cash and cash equivalents at beginning of year	395	603	1,395
Cash and cash equivalents at end of year	$ 982	$ 395	$ 603